THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 94.6%
	Shares	Value
CONSUMER DISCRETIONARY — 20.1%
Boot Barn Holdings *	136,280	$17,570,580
Dorman Products *	148,873	13,618,902
Murphy USA	25,670	12,051,038
Polaris	117,953	9,236,900
Thor Industries	92,083	8,605,156
		61,082,576

CONSUMER STAPLES — 16.7%
Boston Beer, Cl A *	49,343	15,052,082
Darling Ingredients *	466,534	17,145,125
MGP Ingredients	249,973	18,597,991
		50,795,198

FINANCIALS — 4.1%
Live Oak Bancshares	355,888	12,477,433

HEALTH CARE — 5.3%
US Physical Therapy	174,445	16,122,207

INDUSTRIALS — 30.9%
AGCO	151,792	14,857,401
Armstrong World Industries	94,696	10,723,375
Brink's	162,635	16,653,824
Dycom Industries *	113,759	19,197,969
Enerpac Tool Group, Cl A	481,307	18,376,301
Timken	177,458	14,219,710
		94,028,580

INFORMATION TECHNOLOGY — 5.6%
Belden	182,508	17,119,250

MATERIALS — 11.9%
Ingevity *	259,014	11,321,502

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
JUNE 30, 2024
(UNAUDITED)

COMMON STOCK** — (continued)
	Shares	Value
MATERIALS — (continued)
Louisiana-Pacific	182,131	$14,994,845
Stepan	120,242	10,095,519
		36,411,866

TOTAL COMMON STOCK
(Cost $248,747,117)		288,037,110

TOTAL INVESTMENTS— 94.6%
(Cost $248,747,117)		$288,037,110

Percentages are based on Net Assets of $304,573,482.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 93.9%
	Shares	Value
CONSUMER DISCRETIONARY — 16.8%
Boot Barn Holdings *	22,336	$2,879,780
Floor & Decor Holdings, Cl A *	6,826	678,573
Murphy USA	4,332	2,033,701
Polaris	19,309	1,512,088
Thor Industries	13,572	1,268,303
		8,372,445

CONSUMER STAPLES — 16.3%
Boston Beer, Cl A *	8,072	2,462,364
Darling Ingredients *	74,338	2,731,921
MGP Ingredients	39,174	2,914,546
		8,108,831

HEALTH CARE — 5.0%
US Physical Therapy	26,805	2,477,318

INDUSTRIALS — 41.5%
AGCO	20,256	1,982,657
Armstrong World Industries	15,198	1,721,022
Brink's	25,903	2,652,467
Broadridge Financial Solutions	14,567	2,869,699
Dycom Industries *	18,515	3,124,592
IDEX	5,512	1,109,014
Timken	28,285	2,266,477
Trex *	14,314	1,060,954
Valmont Industries	5,602	1,537,469
Watsco	5,039	2,334,266
		20,658,617

INFORMATION TECHNOLOGY — 5.2%
Belden	27,724	2,600,511

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
JUNE 30, 2024
(UNAUDITED)

COMMON STOCK** — (continued)
	Shares	Value
MATERIALS — 9.1%
Ingevity *	40,770	$1,782,057
Louisiana-Pacific	33,799	2,782,671
		4,564,728

TOTAL COMMON STOCK
(Cost $38,322,467)		46,782,450

TOTAL INVESTMENTS— 93.9%
(Cost $38,322,467)		$46,782,450

Percentages are based on Net Assets of $49,799,363.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

SAM-QH-001-0700